VESSELS UNDER FINANCE LEASE, NET	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
VESSELS UNDER FINANCE LEASE, NET	VESSELS UNDER FINANCE LEASE, NET
Movements in the six months ended June 30, 2024 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance as of December 31, 2023	777,939	(204,485)	573,454
Depreciation	—	(20,598)	(20,598)
Balance as of June 30, 2024	777,939	(225,083)	552,856